Financial Information of the Parent Company (Details) - Schedule of Parent Company Statements of Comprehensive Income - Parent Company [Member] - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Condensed Statement of Income Captions [Line Items]
EQUITY IN EARNINGS OF SUBSIDIARIES AND VIE	$ 1,751,170	$ 2,569,810
NET INCOME	1,751,170	2,569,810
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	(1,238,224)	817,991
COMPREHENSIVE INCOME ATTRIBUTABLE TO THE COMPANY	$ 512,946	$ 3,387,801